Bankruptcy Proceeding and Liquidity (Tables)	12 Months Ended
Dec. 31, 2017
Bankruptcy Proceeding and Liquidity
Schedule of components of liabilities subject to compromise

December 31, 2017
(in thousands)
2017 Senior Secured Notes	$439,364
2018 Senior Secured Term Loan B	718,125
2013 Revolving Credit Facility	475,000
Senior Secured Credit Facility	661,478
2020 Senior Secured Notes	750,000
Accrued interest	39,618
Accounts payable and other estimated allowed claims	4,092
Total liabilities subject to compromise	$3,087,677

Schedule of components of reorganization items

Year Ended
December 31, 2017
(in thousands)
Professional fees	$6,447
Revision of estimated claims	27
Total reorganization items	$6,474